Basis of Preparation and Presentation (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Buildings and Improvements [Member]
Basis of Preparation and Presentation (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation [Line Items]
Annual depreciation rates %	3.00%	3.00%	3.00%
Equipment and Facilities [Member]
Basis of Preparation and Presentation (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation [Line Items]
Annual depreciation rates %	7.00%	7.00%	7.00%
Vehicles and Agricultural Machinery [Member]
Basis of Preparation and Presentation (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation [Line Items]
Annual depreciation rates %	7.00%	7.00%	7.00%
Furniture and Fixtures [Member]
Basis of Preparation and Presentation (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation [Line Items]
Annual depreciation rates %	10.00%	10.00%	10.00%
Opening of Areas [Member]
Basis of Preparation and Presentation (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation [Line Items]
Annual depreciation rates %	5.00%	5.00%	5.00%
Permanent Cultures [Member]
Basis of Preparation and Presentation (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation [Line Items]
Annual depreciation rates %	20.00%	20.00%	20.00%